UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number     811-10527
                                                  -------------------------

                      UBS Equity Opportunity Fund II L.L.C.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               --------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                           -------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                     Date of reporting period: June 30, 2003
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                     UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)




                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003

                     UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                              FINANCIAL STATEMENTS
                                  (UNAUDITED)




                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2003



                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital..............     1

Statement of Operations............................................     2

Statements of Changes in Members' Capital..........................     3

Statement of Cash Flows............................................     4

Notes to Financial Statements......................................     5

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   June 30, 2003

--------------------------------------------------------------------------------

ASSETS

Investments in funds, at value (cost $201,116,205)                 $212,973,379
Cash and cash equivalents                                            27,898,969
Advanced subscriptions in Investment Funds                            5,000,000
Receivable from investments                                              80,744
Interest receivable                                                       2,055
Other assets                                                              6,628
--------------------------------------------------------------------------------

TOTAL ASSETS                                                        245,961,775
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                               10,921,503
   UBS Admin fee                                                        251,821
   Professional fees                                                    146,646
   Administration fee                                                    43,088
   Other                                                                 12,541
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                    11,375,599
--------------------------------------------------------------------------------

NET ASSETS                                                         $234,586,176
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                          $222,729,002
Accumulated net unrealized appreciation on investments               11,857,174
--------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                             $234,586,176
--------------------------------------------------------------------------------


  The accompanying notes are an integral part of these financial statements    1

                                           UBS EQUITY OPPORTUNITY FUND II, L.L.C
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2003

-------------------------------------------------------------------------------
INVESTMENT INCOME

Interest                                                            $    80,049
-------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  80,049
-------------------------------------------------------------------------------

EXPENSES

UBS Admin fee                                                         1,377,072
Administration fee                                                      112,155
Professional fees                                                       110,372
Miscellaneous                                                            42,302
-------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,641,901
-------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,561,852)
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                      688,378
Change in net unrealized appreciation/depreciation
  from investments                                                   10,496,897
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    11,185,275
-------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
       DERIVED FROM OPERATIONS                                      $ 9,623,423
-------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements    2

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------

                                                          UBS FUND
                                                        ADVISOR L.L.C.        MEMBERS             TOTAL
-----------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2002                     $  1,006,090      $  11,010,816       $  12,016,906

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                         (2,316)        (1,937,453)         (1,939,769)
  Net realized loss from investments                         (10,809)        (1,624,418)         (1,635,227)
  Change in net unrealized
          appreciation/depreciation
          from investments                                    10,723          1,241,898           1,252,621
Incentive allocation                                           2,398                 --               2,398
-----------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                      (4)        (2,319,973)         (2,319,977)
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                            --        175,602,092         175,602,092
  Members' withdrawals                                            --         (5,927,795)         (5,927,795)
  Offering costs                                                (434)           (49,402)            (49,836)
-----------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED
     FROM CAPITAL TRANSACTIONS                                  (434)       169,624,895         169,624,461
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2002                   $  1,005,652      $ 178,315,738       $ 179,321,390
-----------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                           (987)        (1,565,288)         (1,566,275)
  Net realized gain from investments                           3,099            680,859             683,958
  Change in net unrealized
     appreciation/depreciation from
     investments                                              45,998         10,446,476          10,492,474
Incentive allocation                                          13,266                 --              13,266
-----------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                  61,376          9,562,047           9,623,423
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                            --         56,631,003          56,631,003
  Members' withdrawals                                    (1,035,878)        (9,888,021)        (10,923,899)
  Offering costs                                                (300)           (65,441)            (65,741)
-----------------------------------------------------------------------------------------------------------
NET INCREASE/(DECREASE) IN MEMBERS' CAPITAL DERIVED
     FROM CAPITAL TRANSACTIONS                            (1,036,178)        46,677,541          45,641,363
-----------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2003                       $     30,850      $ 234,555,326       $ 234,586,176
-----------------------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements    3

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2003

--------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                              $  9,623,423
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities
    Purchases of investments                                                           (76,250,000)
    Proceeds from disposition of investments                                            14,788,378
    Net realized gain on investments                                                      (688,378)
    Change in net unrealized appreciation/depreciation on investments                  (10,496,897)
    Changes in assets and liabilities:
   (Increase)/decrease in assets:
      Advanced subscriptions in Investment Funds                                        (3,000,000)
      Receivable from investments                                                          (80,744)
      Interest receivable                                                                   16,869
      Other assets                                                                          (6,628)
    Increase/(decrease) in payables:
      UBS Administrative fee                                                                59,581
      Professional fees                                                                     16,775
      Administration fee                                                                   (27,518)
      Other                                                                                 (5,973)
--------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                  (66,051,112)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                    56,631,003
Members' withdrawals                                                                    (4,894,314)
Adviser withdrawals                                                                     (1,035,877)
Offering costs                                                                             (65,741)
--------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                               50,635,071

Net decrease in cash and cash equivalents                                              (15,416,041)
Cash and cash equivalents--beginning of period                                          43,315,010
--------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                              $ 27,898,969
--------------------------------------------------------------------------------------------------

  The accompanying notes are an integral part of these financial statements    4

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

1.    ORGANIZATION

      UBS  Equity  Opportunity  Fund  II,  L.L.C.   (formerly,   UBS  PW  Equity
      Opportunity Fund II, L.L.C.) (the "Fund") was organized as a limited liability company under the laws of Delaware on August 13, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns in the U.S. equity market. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on December 1, 2001.

      The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. (formerly, PW Fund Advisor, L.L.C.) ("UBSFA", the "Adviser" and, when providing services under the
      Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

      The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

      Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

      The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Investors twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Adviser, which may be withheld in their sole and absolute discretion.

2.    SIGNIFICANT ACCOUNTING POLICIES

      A.   PORTFOLIO VALUATION

      Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------
      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A.   PORTFOLIO VALUATION (CONTINUED)

      determined from time to time pursuant to policies established by the Directors.

      The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

      Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

      B.   INCOME RECOGNITION

      Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

      C.   FUND COSTS

      The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

      D.   INCOME TAXES

      No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

      E.   CASH AND CASH EQUIVALENTS

      Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      F.   USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.    UBS ADMIN FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS

      The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "UBS Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding the Administrator's capital account, Adviser's capital account and the Special Advisory Account described below. The UBS Admin Fee is paid to the Administrator out of Fund assets and debited against the Members' capital accounts, excluding the Administrator's capital account, Adviser's capital account and the Special Advisory Account. A portion of the UBS Admin Fee is paid by UBSFA to its affiliates.

      UBS Financial Services, Inc. ("UBS FSI") (formerly, UBS Painewebber, Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

      The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the UBS Admin Fee which is similarly allocated to all Members' other than the Adviser as described above. The Adviser is entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation"), of 5% of the net profits, if any, that would have been credited to the Member's capital account for such period. A Special Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2003 and the period ended December 31, 2002 was $13,266 and $2,398, respectively and was recorded as an increase to the Special Advisory Account.

      Each Director, who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

3.    UBS ADMIN FEE, INCENTIVE ALLOCATION AND RELATED PARTY TRANSACTIONS
      (CONTINUED)

      Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2003 were $10,500.

      PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund.

      PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund provides for the reimbursement of certain out of pocket expenses of PFPC Inc.

4.    SECURITIES TRANSACTIONS

      Aggregate purchases and proceeds from sales of Investment Funds for the six months ended June 30, 2003, amounted to $76,250,000 and $14,788,378 respectively.

      The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1.

5.    INVESTMENTS

      As of June 30, 2003, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2003.

           INVESTMENT OBJECTIVE           COST            FAIR VALUE
           --------------------           ----            ------------
            Long/Short Equity         $ 201,116,205       $212,973,379


      The following table lists the Fund's investments in Investment Funds as of June 30, 2003. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1 to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of one to three years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

5.    INVESTMENTS (CONTINUED)


                                                                       REALIZED AND
                                                                        UNREALIZED
                                                                     GAIN/(LOSS)                            % OF
                                                                            FROM                           MEMBERS'
  INVESTMENT FUND:                                       COST           INVESTMENTS      FAIR VALUE        CAPITAL    LIQUIDITY
                                                         ----           -----------      -----------       --------   ---------
  Alson Signature Fund II, L.P.                      $16,749,481         $608,367       $17,403,560          7.42%    Quarterly
  Andor  Diversified  Growth  Perennial Fund, L.P.     6,000,000        (690,753)         5,309,247          2.26     Quarterly
  Andor Technology Small Cap Fund, L.P.*               6,000,000        (260,013)         5,739,987          2.45     Quarterly
  Candlewood QP Fund, L.P.                            17,500,000          446,021        17,179,182          7.32     Quarterly
  Caxton Equity Growth, L.L.C.                         9,000,000          743,551         9,768,024          4.16     Annually
  Cobalt Partnership, L.P.                            20,000,000        1,645,436        22,076,083          9.41     Semi-Annually
  Copper Arch Fund, L.P.                              10,749,481          675,341        11,403,975          4.86     Quarterly
  Copper Beech Partners II, L.P.                      12,000,000          314,294        12,458,956          5.31     Quarterly
  Delta Institutional Fund, L.P.                       8,000,000        1,046,683         8,499,919          3.62     Quarterly
  Hunter Global Investors Fund, L.P.                   8,000,000          551,247         8,361,325          3.56     Quarterly
  Hygrove Capital Fund QP, L.P.                        6,900,000          198,786         6,680,486          2.85     Quarterly
  Karsch Capital II, L.P.                             11,500,000          849,780        12,251,321          5.22     Quarterly
  North Sound Legacy Institutional Fund, L.L.C.       16,000,000          619,308        17,963,977          7.66     Quarterly
  Raptor Global Fund L.P.                             13,500,000        1,348,958        15,153,469          6.46     Quarterly
  Sirios Capital Partners II, L.P.                    19,000,000        1,379,916        21,128,256          9.01     Annually
  Southport Millennium Fund II, L.P.                  14,217,243        1,071,366        15,387,912          6.56     Quarterly
  SR Capital Partners, L.P.                            6,000,000          207,700         6,207,700          2.65     Quarterly
  Redeemed Investment Funds                                   --          429,287                --            --
                                                  --------------    -------------     -------------     ---------
  TOTAL                                             $201,116,205      $11,185,275       212,973,379         90.78
                                                  ==============    =============

  OTHER ASSETS, LESS LIABILITIES                                                         21,612,797          9.22
                                                                                     --------------     ----------

  MEMBERS' CAPITAL                                                                     $234,586,176        100.00%
                                                                                     ==============     ==========

     *Initial lock-up is three years from initial investment; approximately two and a half years remaining.

6.    FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

                                          UBS EQUITY OPPORTUNITY FUND II, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------

7.    FINANCIAL HIGHLIGHTS

      The following represents the ratios to average net assets and other supplemental information for the periods indicated:



                                                                                                               PERIOD FROM
                                                                                                            DECEMBER 1, 2001
                                                             SIX MONTHS ENDED                               (COMMENCEMENT OF
                                                              JUNE 30, 2003             YEAR ENDED         OPERATIONS) THROUGH
                                                               (UNAUDITED)          DECEMBER 31, 2002       DECEMBER 31, 2001
                                                               ----------           -----------------      ------------------
Ratio of net investment loss to average net assets***            (1.45)%                 (1.85)%                  (4.45)%*
Ratio of total expenses to average net assets***                  1.53%                   2.02%                    4.72%*
Portfolio Turnover                                                7.87%                  21.91%                    0.00%*
Total return **                                                   3.91%                  (1.72)%                   0.48%
Net asset value at end of period                               $234,586,176            $179,321,390             $12,016,906

       *     Annualized.
       ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted after Incentive Allocation to the Adviser and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
       *** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Equity Opportunity Fund II L.L.C.
           ---------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       AUGUST 26, 2003
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.